Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions

Note 6 – Related Party Transactions

The Company was obligated to pay management fees to a stockholder of $10,000 per month for general business consulting, which represented $30,000 for the three months ended March 31, 2011. This agreement was terminated in September 2011.

On January 1, 2012, the Company entered into a new agreement with the stockholder to provide financial advisory services to the Company. The Company agreed to pay fees of $10,000 per month for twelve months, as well as a one-time fee of $40,000, which represented $70,000 for the three months ended March 31, 2012.

The Company was obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances (see Note 5 – Equity – Stock Warrants for information about the related warrant issuances) to another related party. During the three months ended March 31, 2011, the Company issued $60,000 of notes to the other related party and issued $3,000 of notes to the stockholder and accrued another $3,000 fee to satisfy the financing fee obligation.

Note 14 – Related Party Transactions

During the years ended December 31, 2011 and 2010, the Company entered into various related party transactions with respect to financing arrangements with a Company stockholder and his affiliated entities. The outstanding balances of debt and the related accrued interest at December 31, 2011 and 2010 are disclosed in Note 9 - Notes Payable – Related Parties.

The Company had a note receivable of $187,717 as of December 31, 2010 from a stockholder of the Company. This note was forgiven on July 29, 2011. See Note 6 – Note Receivable – Stockholder for further details.

The Company was obligated to pay management fees to a stockholder of $10,000 per month for general business consulting, which represented $90,000 and $120,000 for the years ended December 31, 2011 and 2010, respectively. This agreement was terminated in September 2011. The balance due as of December 31, 2011 and 2010 was none and $160,000, respectively.

The Company is obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances to another related party. During the year ended December 31, 2011, the Company issued $3,000 of notes to the holder and accrued another $3,000 fee to satisfy the financing fee obligation.

Effective September 30, 2011, the Company’s Board of Directors appointed a new President and Chief Executive Officer (the “New CEO”). Prior to his appointment, the Company paid the New CEO $192,500 during the nine months ended September 30, 2011, pursuant to an April 1, 2011 Management Consulting Agreement between the New CEO and the Company. Under the Management Consulting Agreement, the New CEO provided general management and business consulting services and advice to the Company, including but not limited to, services and advice related to (i) general business development; (ii) the reverse merger; (iii) due diligence processes and capital structuring; and (iv) corporate planning and strategies. The Management Consulting Agreement was terminated upon the September 30, 2011 appointment of the New CEO.